                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 46 (File No. 2-96512)

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 48 (File No. 811-4260)

RIVERSOURCE GOVERNMENT INCOME SERIES, INC.
50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474

Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN 55474
(612) 671-1947

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box.)

[X]  immediately upon filing pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A.

     The prospectus for RiverSource Short Duration U.S. Government Fund is incorporated by reference to that filed in Registrant's Post-Effective Amendment No. 45 to Registration Statement No. 2-96512 on or about July 28, 2008.

                                                                  RIVERSOURCE(R)
                                                                     INVESTMENTS

                     PROSPECTUS SUPPLEMENT -- FEB. 20, 2009

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PROSPECTUS
(JULY 30, 2008)                                                     S-6042-99 AE

THE FRONT COVER OF THE PROSPECTUS IS REVISED TO INCLUDE THE FOLLOWING ADDITIONAL CLASS OF SHARES: R2

The information below supplements the relevant sections of the prospectus. The caption headings used in this Supplement correspond to the caption headings used in the prospectus. You may purchase these shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" in the Fund's prospectus.

PAST PERFORMANCE

Class R2 is new and therefore performance information is not shown. Please note that you will find performance returns for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time.

Past performance for Class R2 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class B. The blended class performance will be adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses (for example, 12b-1 fees). The use of blended performance generally results in a presentation of higher performance for classes with higher operating expenses than those of the class with which they are blended, and a presentation of lower performance for classes with lower operating expenses than those of the class with which they are blended.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The table is supplemented to include the following:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                        CLASS R2
                                                                        --------
Maximum sales charge (load) imposed on purchases (as a percentage of
   offering price)                                                        None
Maximum deferred sales charge (load) imposed on sales (as a
   percentage of offering price at time of purchase)                      None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                            CLASS R2
--------------------------------------------                            --------
Management fees                                                           0.48%
Distribution and/or service (12b-1) fees                                  0.50%
Other expenses(a)                                                         0.42%
Total annual fund operating expenses                                      1.40%
Fee waiver/expense reimbursement                                          0.09%
Total annual (net) fund operating expenses(b)                             1.31%

(a) Other expenses are based on estimated amounts for the current fiscal year and include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses is estimated to be less than 0.01% for the current fiscal period. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), will not exceed 1.31% for Class R2.

EXAMPLES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The table is supplemented as follows:

The amounts shown are the same whether or not you redeem your shares at the end of the periods shown.

           1 YEAR   3 YEARS   5 YEARS   10 YEARS
           ------   -------   -------   --------
Class R2    $133      $435      $758     $1,677

Part B.

     The Statement of Additional Information for RiverSource Short Duration U.S. Government Fund is incorporated by reference to that filed in Registrant's 497 filing filed on or about Feb. 2, 2009. The information in Part A of this Registration Statement that relates to the Statement of Additional Information of the Registrant is incorporated herein by reference.

     The financial statements for RiverSource Short Duration U.S. Government Fund are incorporated by reference to that filed in Registrant's Post-Effective Amendment No. 45 to Registration Statement No. 2-96512 on or about July 28, 2008.

     The financial statements for RiverSource Short Duration U.S. Government Fund for the six-month period ended Nov. 30, 2008 are incorporated by reference to that filed on Form N-CSRS on or about Feb. 3, 2009.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1)   Articles of Incorporation, as amended October 17, 1988, filed as
         Exhibit 1 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 2-96512, are incorporated by reference.

(a)(2) Articles of Amendment to the Articles of Incorporation, dated June 16, 1999, filed as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 31 are incorporated by reference.

(a)(3) Articles of Amendment, dated Nov. 14, 2002, filed electronically on or about May 22, 2003 as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 36 to Registration Statement No. 2-96512 are incorporated by reference.

(a)(4) Articles of Amendment, dated April 21, 2006, filed electronically on or about July 25, 2007 as Exhibit (a)(4) to Registrant's Post-Effective Amendment No. 42 to Registration Statement No. 2-96512 are incorporated by reference.

(a)(5) Certificate of Designation, dated Oct. 5, 2006, is filed electronically herewith as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 46 to Registration Statement No. 2-96512.

(a)(6) Certificate of Designation reflecting the addition of Class R2 shares to RiverSource Short Duration U.S. Government Fund to be filed by Amendment.

(b) By-laws, as amended April 13, 2006 filed electronically filed electronically as Exhibit (b) to Registrant's Post-Effective Amendment No. 45 to Registration Statement No. 2-96512 are incorporated by reference.

(c) Stock Certificate for common stock, filed as Exhibit No. 4 to Registration Statement No. 2-96512, is incorporated by reference.

(d) Investment Management Services Agreement, amended and restated, dated May 1, 2006, between Registrant and RiverSource Investments, LLC filed electronically on or about July 25, 2006 as Exhibit (d) to Registrant's Post-Effective Amendment No. 42 to Registration Statement No. 2-96512 is incorporated by reference.

(e)(1) Distribution Agreement, effective Aug. 1, 2006, amended and restated as of Sept. 11, 2007, between Registrant and RiverSource Distributors, Inc. filed electronically on or about Oct. 30, 2007 as Exhibit (e)(2) to Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(e)(2) Distribution Agreement, effective Nov. 7, 2008, between Registrant and Seligman Advisors, Inc. filed electronically on or about Nov. 25, 2008 as Exhibit (e)(2) to RiverSource Investment Series, Inc. Post-Effective Amendment No. 121 to Registration Statement No. 2-11328 is incorporated by reference.

(e)(3) Form of Service Agreement for RiverSource Distributors, Inc. and RiverSource Service Corporation filed electronically on or about Aug. 27, 2007 as Exhibit (e)(3) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(e)(4) Form of RiverSource Funds Dealer Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(4) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(f) Deferred Compensation Plan, amended and restated Jan. 1, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (f) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-13188 is incorporated by reference.

(g) Form of Master Global Custody Agreement with JP Morgan Chase Bank, N.A. filed electronically on or about Dec. 23, 2008 as Exhibit (g) to RiverSource International Mangers, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated June 12, 2008, between Registrant and Ameriprise Financial, Inc. filed electronically on or about July 28, 2008 as Exhibit (h)(1) to RiverSource High Yield Income Series, Inc. Post-Effective Amendment No. 45 to Registration Statement No. 2-86637 is incorporated by reference.

(h)(2) Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated June 12, 2008, between Registrant and RiverSource Service Corporation filed electronically on or about July 28, 2008 as Exhibit (h)(2) to RiverSource High Yield Income Series, Inc. Post-Effective Amendment No. 45 to Registration Statement No. 2-86637 is incorporated by reference.

(h)(3) Plan Administration Services Agreement, dated Dec. 1, 2006, amended and restated June 12, 2008, between Registrant and RiverSource Service Corporation filed electronically on or about July 28, 2008 as Exhibit
         (h)(3) to RiverSource High Yield Income Series, Inc. Post-Effective Amendment No. 45 to Registration Statement No. 2-86637 is incorporated by reference.

(h)(4) Agreement and Plan of Reorganization, dated Sept. 8, 1994, between IDS Strategy Fund, Inc, and IDS Federal Income Fund, Inc., filed electronically as Exhibit 4 to Registrant's Pre-Effective Amendment No.1, on Form N-14, is incorporated by reference.

(h)(5) Agreement and Plan of Reorganization, dated March 10, 2000, between Strategist Income Fund, Inc. on behalf of Strategist Government Income Fund and AXP Federal Income Fund, Inc. is incorporated by reference to Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 30 filed on or about July 28, 2000.

(h)(6) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated June 12, 2008, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, RiverSource Distributors, Inc. and the Registrant filed electronically on or about July 28, 2008 as Exhibit (h)(5) to RiverSource High Yield Income Series, Inc. Post-Effective Amendment No. 45 to Registration Statement No. 2-86637 is incorporated by reference.

(h)(7) License Agreement, effective May 1, 2006, amended and restated as of Sept. 11, 2007, between Ameriprise Financial, Inc. and RiverSource Funds filed electronically on or about Oct. 30, 2007 as Exhibit (h)(7) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)      Consent of Independent Registered Public Accounting Firm (Ernst & Young
         LLP) is filed electronically herewith.

(k)      Omitted Financial Statements: Not Applicable.

(l)      Initial Capital Agreement: Not Applicable.

(m)(1) Plan of Distribution and Agreement of Distribution, dated Aug. 1, 2006, amended and restated June 12, 2008, between Registrant and RiverSource Distributors, Inc. filed electronically on or about July 28, 2008 as Exhibit (m) to RiverSource High Yield Income Series, Inc. Post-Effective Amendment No. 45 to Registration Statement No. 2-86637 is incorporated by reference.

(m)(2) Plan of Distribution and Agreement of Distribution, effective Nov. 7, 2008, between Registrant and Seligman Advisors, Inc. filed electronically on or about Nov. 25, 2008 as Exhibit (m)(2) to RiverSource Investment Series, Inc. Post-Effective Amendment No. 121 to Registration Statement No. 2-11328 is incorporated by reference.

(n) Rule 18f - 3(d) Plan, amended and restated as of June 12, 2008, filed electronically on or about June 30, 2008 as Exhibit (n) to RiverSource Investment Series, Inc. Post-Effective Amendment No. 120 to Registration Statement No. 2-11328 is incorporated by reference.

(o)      Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Aug. 27, 2007 as Exhibit (p)(1) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's principal underwriter, dated April 2008, filed electronically on or about April 25, 2008 as Exhibit (p)(2) to RiverSource Variable Series Trust Post-Effective Amendment No. 3 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(3) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Nov. 15, 2008, filed electronically on or about Nov. 25, 2008 as Exhibit (p)(3) to RiverSource Investment Series, Inc. Post-Effective Amendment No. 121 to Registration Statement No. 2-11328 is incorporated by reference.

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 8, 2009, is filed electronically herewith as Exhibit (q) to Registrant's Post-Effective Amendment No. 46 to Registration Statement No. 2-96512.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE GOVERNMENT INCOME SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota on the 20th day of Feb., 2009.

RIVERSOURCE GOVERNMENT INCOME SERIES, INC.


By /s/ Patrick T. Bannigan
   -----------------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   -----------------------------------
   Jeffrey P. Fox
   Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 20th day of Feb., 2009.

Signature                                Capacity
---------                                --------


/s/ Stephen R. Lewis, Jr.*               Chair of the Board
--------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                   Director
--------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                     Director
--------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                   Director
--------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                   Director
--------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                       Director
--------------------------------------
Anne P. Jones


/s/ Jeffrey Laikind*                     Director
--------------------------------------
Jeffrey Laikind


/s/ John F. Maher*                       Director
--------------------------------------
John F. Maher


/s/ Catherine James Paglia*              Director
--------------------------------------
Catherine James Paglia


/s/ Leroy C. Richie*                     Director
--------------------------------------
Leroy C. Richie


/s/ Alison Taunton-Rigby*                Director
--------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*                 Director
--------------------------------------
William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Jan. 8, 2009, filed electronically herewith as Exhibit (q) to Registrant's Post-Effective Amendment No. 46 to Registration Statement No. 2-96512, by:


/s/ Scott R. Plummer
--------------------------------------
Scott R. Plummer

                CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 46
                      TO REGISTRATION STATEMENT NO. 2-96512

This Post-Effective Amendment comprises the following papers and documents:

The facing sheet.

Part A and Part B.

     Class R2 Supplement for RiverSource Short Duration U.S. Government Fund prospectus.

Part C.

     Other information.

The signatures.

                                  EXHIBIT INDEX

(a)(5)   Certificate of Designation, dated Oct. 5, 2006.

(i) Opinion and consent of counsel as to the legality of the securities being registered.

(j)      Consent of Independent Registered Public Accounting Firm (Ernst & Young
         LLP).

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 8, 2009.